RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Plan assets	$ 654	$ 934
Less accrued benefit obligation	(679)	(1,126)
Accrued benefit liability	$ (25)	$ (192)